INCOME TAX (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss before income taxes					$ (4,171,773)	$ (22,883)
Net operating loss	$ (26,295)	$ (13,414)	$ (160,096)	$ (33,771)	(4,175,996)	(23,066)
Income Tax expense [Member]
Loss before income taxes			$ (60,682)	$ (22,782)	$ (5,687)	$ (19,511)
Statutory income tax rate			16.50%	16.50%	16.50%	16.50%
Income tax expense at statutory rate			$ (10,013)	$ (3,759)	$ (938)	$ (3,219)
Net operating loss against valuation allowance			10,013	3,759
Tax effect of non-taxable items					(3,936)	(555)
Net operating loss					4,874	3,774
Income tax expense			$ 0	$ 0	$ 0	$ 0